Long-term bank loans (Maturities of Long-term Debt) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ 246,239,374	$ 284,928,910
Total long-term bank loans	13,859,800	$ 52,296,127
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
2016	20,173,709
2017	118,578,292
2018	$ 121,347,173